PIONEER LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS  03/31/2001
(UNAUDITED)

SHARES                                                  VALUE
       COMMON STOCKS - 100.0 %
       BASIC MATERIALS - 3.1 %
       PAPER & FOREST PRODUCTS - 3.1 %
   290 Bowater, Inc.                                 $    13,746
                                                     -----------
       TOTAL BASIC MATERIALS                         $    13,746
                                                     -----------
       CAPITAL GOODS - 0.6 %
       ELECTRICAL EQUIPMENT - 0.6 %
    80 Cooper Industries, Inc.                       $     2,676
                                                     -----------
       TOTAL CAPITAL GOODS                           $     2,676
                                                     -----------
       COMMUNICATION - 8.7 %
       TELEPHONE - 8.7 %
   310 BellSouth Corp.                               $    12,685
   280 Qwest Communications *                              9,814
   370 SBC Communications, Inc.                           16,513
                                                     -----------
                                                     $    39,012
                                                     -----------
       TOTAL COMMUNICATION                           $    39,012
                                                     -----------
       CONSUMER CYCLICALS - 4.8 %
       AUTOMOBILES - 3.3 %
   530 Ford Motor Corp.                              $    14,904
                                                     -----------
       SERVICES (ADVERTISING/MARKETING) - 1.5 %
    90 The Interpublic Group of Companies, Inc.      $     3,092
    40 Omnicom Group                                       3,315
                                                     -----------
                                                     $     6,407
                                                     -----------
       TOTAL CONSUMER CYCLICALS                      $    21,311
                                                     -----------
       CONSUMER STAPLES - 19.4 %
       BROADCASTING (CABLE/TELEVISION/RADIO) - 4.2 %
   280 Clear Channel Communications, Inc. *          $    15,246
   190 Fox Entertainment Group, Inc. *                     3,724
                                                     -----------
                                                     $    18,970
                                                     -----------
       ENTERTAINMENT - 2.7 %
   280 Viacom, Inc. (Class B) (Non-voting) *         $    12,312
                                                     -----------
       FOODS - 2.0 %
   130 Hershey Foods Corp.                           $     9,012
                                                     -----------
       HOUSEHOLD PRODUCTS (NON-DURABLES) - 2.1 %
   120 Colgate-Palmolive Co.                         $     6,631
    70 Estee Lauder Co.                                    2,549
                                                     -----------
                                                     $     9,180
                                                     -----------
       PERSONAL CARE - 4.4 %
    70 Avon Products, Inc.                           $     2,799
   440 Gillette Co.                                       13,715
    50 Kimberly Clark Corp.                                3,392
                                                     -----------
                                                     $    19,906
                                                     -----------
       RETAIL (DRUG STORES) - 2.0 %
   150 CVS Corp.                                     $     8,774
                                                     -----------
       RETAIL STORES (FOOD CHAINS) - 2.0 %
   170 Kroger Co. *                                  $     4,384
    80 Safeway Inc. *                                      4,412
                                                     -----------
                                                     $     8,796
                                                     -----------
       TOTAL CONSUMER STAPLES                        $    86,950
                                                     -----------
       ENERGY - 8.0 %
       OIL & GAS (PRODUCTION/EXPLORATION) - 1.3 %
   130 Burlington Resources, Inc.                    $     5,818
                                                     -----------
       OIL (DOMESTIC INTEGRATED) - 2.3 %
   370 Conoco Inc. (Class B)                         $    10,453
                                                     -----------
       OIL (INTERNATIONAL INTEGRATED) - 4.4 %
   240 Exxon Mobil Corp.                             $    19,440
                                                     -----------
       TOTAL ENERGY                                  $    35,711
                                                     -----------
       FINANCIALS - 31.8 %
       BANKS (MAJOR REGIONAL) - 4.6 %
   290 Fleet Boston Financial Corp.                  $    10,948
   140 PNC Bank Corp.                                      9,485
                                                     -----------
                                                     $    20,433
                                                     -----------
       BANKS (MONEY CENTER) - 8.8 %
   390 BankAmerica Corp.                             $    21,353
   400 J.P. Morgan Chase & Co.                            17,960
                                                     -----------
                                                     $    39,313
                                                     -----------

   The accompanying notes are an integral part of these financial statements.


       FINANCIAL (DIVERSIFIED) - 7.5 %
   390 Citigroup Inc.                                $    17,542
   130 Federal National Mortgage Association              10,348
    90 Freddie Mac                                         5,835
                                                     -----------
                                                     $    33,725
                                                     -----------
       INSURANCE (LIFE/HEALTH) - 0.7 %
   120 Aflac, Inc.                                   $     3,305
                                                     -----------
       INSURANCE (MULTI-LINE) - 2.8 %
   120 American International Group, Inc.            $     9,660
    50 Hartford Financial Services Group, Inc.             2,950
                                                     -----------
                                                     $    12,610
                                                     -----------
       INSURANCE (PROPERTY-CASUALTY) - 1.9 %
   200 Allstate Corp.                                $     8,388
                                                     -----------
       INVESTMENT BANK/BROKERAGE - 0.8 %
    60 Merrill Lynch & Co., Inc.                     $     3,324
                                                     -----------
       REAL ESTATE - 3.9 %
   310 Equity Office Properties Trust                $     8,680
   170 Equity Residential Property Trust                   8,845
                                                     -----------
                                                     $    17,525
                                                     -----------
       SAVINGS & LOAN COMPANIES - 0.8 %
   130 CharterOne Financial, Inc.                    $     3,679
                                                     -----------
       TOTAL FINANCIALS                              $   142,302
                                                     -----------
       HEALTH CARE - 9.8 %
       BIOTECHNOLOGY - 3.4 %
   100 Gilead Sciences, Inc. *                       $     3,250
   240 Pharmacia Corp.                                    12,089
                                                     -----------
                                                     $    15,339
                                                     -----------
       HEALTH CARE (DIVERSIFIED) - 3.6 %
   270 American Home Products Corp.                  $    15,863
                                                     -----------
       HEALTH CARE (MEDICAL PRODUCTS/
       SUPPLIES) - 2.8 %
   140 Genzyme Corp. *                               $    12,646
                                                     -----------
       TOTAL HEALTH CARE                             $    43,848
                                                     -----------
       TECHNOLOGY - 5.5 %
       COMMUNICATIONS EQUIPMENT - 2.8 %
   880 Motorola Inc.                                 $    12,549
                                                     -----------
       COMPUTERS (SOFTWARE & SERVICES) - 2.7 %
   290 Symantec Corp. *                              $    12,126
                                                     -----------
       TOTAL TECHNOLOGY                              $    24,675
                                                     -----------
       TRANSPORTATION - 1.4 %
       AIRLINES - 1.4 %
   360 Southwest Airlines Co.                        $     6,390
                                                     -----------
       TOTAL TRANSPORTATION                          $     6,390
                                                     -----------
       UTILITIES - 6.9 %
       ELECTRIC COMPANIES - 3.0 %
    90 Allegheny Energy, Inc.                        $     4,163
   220 Duke Energy Corp.                                   9,403
                                                     -----------
                                                     $    13,566
                                                     -----------
       NATURAL GAS - 1.1 %
    80 Enron Corp.                                   $     4,644
                                                     -----------
       POWER PRODUCERS (INDEPENDENT) - 2.8 %
   230 Calpine Corp. *                               $    12,666
                                                     -----------
       TOTAL UTILITIES                               $    30,876
                                                     -----------
       TOTAL COMMON STOCKS - 100.0 %
       (Cost   $475,451)                             $   447,497
                                                     ===========

     * Non-income producing security.

   (a) At March 31, 2001, the net unrealized loss
       on investments based on cost for federal
       income tax purposes of $475,451 was as
       follows:
          Aggregate gross unrealized gain for all
          investments in which there is an excess
          of value over tax cost                     $    11,261
          Aggregate gross unrealized loss for all
          investments in which there is an excess
          of tax cost over value                          (39,215)
                                                     ------------
          Net unrealized loss                        $    (27,954)
                                                     ------------

       Purchases and sales of securities (excluding temporary cash investments) for the period ended March 31, 2001, aggregated $570,358 and $86,656, respectively.

   The accompanying notes are an integral part of these financial statements.

PIONEER LARGE-CAP VALUE FUND
BALANCE SHEET (UNAUDITED)
03/31/01

ASSETS:
     Investment in securities, at value
          (cost $475,451)                              $447,497
     Cash                                                 8,175
     Receivables -
         Dividends and interest                             588
     Due from Pioneer Investment Management, Inc.        37,958
     Other                                                  961
                                                       --------
            Total assets                               $495,179
                                                       --------

LIABILITIES:
     Due to affiliates                                 $  2,493
     Accrued expenses                                    28,505
                                                       --------
            Total liabilities                          $ 30,998
                                                       --------

NET ASSETS:
     Paid-in capital                                   $500,089
     Accumulated undistributed net investment income        297
     Accumulated net realized loss on investments        (8,251)
     Net unrealized loss on investments                 (27,954)
                                                       --------
            Total net assets                           $464,181
                                                       ========

NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
     (Based on $464,181/50,010 shares)                 $   9.28
                                                       ========


   The accompanying notes are an integral part of these financial statements.

PIONEER LARGE-CAP VALUE FUND
STATEMENT OF OPERATIONS (UNAUDITED)
03/31/01


INVESTMENT INCOME:
     Dividends                                         $ 2,278
     Interest                                               75
                                                       -------
            Total investment income                              $  2,353
                                                                 --------

EXPENSES:
     Management fees                                   $   823
     Transfer agent fees                                     5
     Distribution fees                                     294
     Registration fees                                  12,193
     Professional fees                                  12,123
     Administrative fees                                 7,654
     Fees and expenses of nonaffiliated trustees         3,803
     Custodian fees                                      2,937
     Printing                                              979
     Miscellaneous                                          26
                                                       -------
            Total expenses                                       $ 40,837
            Less management fees waived and expenses
               reimbursed by Pioneer Investment
               Management, Inc.                                   (38,781)
                                                                 --------
            Net expenses                                         $  2,056
                                                                 --------
                Net investment income                            $    297
                                                                 --------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
     Net realized loss on investments                            $ (8,251)
     Net unrealized loss on investments                           (27,954)
                                                                 --------
         Net loss on investments                                 $(36,205)
                                                                 --------
         Net decrease in net assets resulting from
           operations                                            $(35,908)
                                                                 ========


   The accompanying notes are an integral part of these financial statements.

PIONEER LARGE-CAP VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
03/31/01

                                                          12/29/00
                                                             TO
                                                           3/31/01
FROM OPERATIONS:
     Net investment income                               $    297
     Net realized loss on investments                      (8,251)
     Net unrealized loss on investments                   (27,954)
                                                         --------
         Net decrease in net assets resulting
            from operations                              $(35,908)
                                                         --------


FROM FUND SHARE TRANSACTIONS:
     Net proceeds from sale of shares                    $     89
                                                         --------
         Net increase in net assets resulting from
            fund share transactions                      $     89
                                                         --------
         Net decrease in net assets                      $(35,819)
                                                         --------

NET ASSETS:
     Beginning of period (initial
        capitalization - 50,000 shares)                   500,000
                                                         --------
     End of period (including accumulated undistributed
         net investment income of $297)                  $464,181
                                                         ========


                                   '01 SHARES            '01 AMOUNT
CLASS A
Shares sold                                10            $     89
                                   ----------            --------
         Net increase                      10            $     89
                                   ----------            --------


   The accompanying notes are an integral part of these financial statements.

PIONEER LARGE-CAP VALUE FUND
FINANCIAL HIGHLIGHTS 3/31/01

                                                          12/29/00
                                                             TO
Class A (a)                                                3/31/01
                                                         (Unaudited)
Net asset value, beginning of period                     $  10.00
                                                         --------
Increase (decrease) from investment operations:
      Net investment income                              $   0.01
      Net realized and unrealized loss on investments       (0.73)
                                                         --------
            Net decrease from investment operations      $  (0.72)
                                                         --------
      Net decrease in net asset value                    $  (0.72)
                                                         --------
      Net asset value, end of period                     $   9.28
                                                         ========
Total return*                                               (7.20)%
Ratio of net expenses to average net assets+                 1.75%**
Ratio of net investment income to average net assets+        0.25%**
Portfolio turnover rate                                        19%**
Net assets, end of period (in thousands)                 $    464
Ratios assuming no waiver of management fees and
      assumption of expenses by PIM and no reduction for
      fees paid indirectly:
         Net expenses                                       34.09%**
         Net investment loss                               (32.09)**
Ratios assuming waiver of management fees and
      assumption of expenses by PIM and reduction for
      fees paid indirectly:
         Net expenses                                        1.75%**
         Net investment income                               0.25%**


  (a) Class A shares commenced operations on January 2, 2001.
    * Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
   ** Annualized.
    + Ratios assuming no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

PIONEER LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS 3/31/01
(UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Pioneer Large-Cap Value Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on August 25, 2000 and commenced operations on December 29, 2000. Prior to December 29, 2000 the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The investment objective of the Fund is to seek long-term capital growth by investing primarily in domestic equity securities.

The Fund's financial statements have been prepared in conformity with generally accepted accounting principles in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  SECURITY VALUATION
     Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  FEDERAL INCOME TAXES
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.


C.  FUND SHARES
     The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a majority owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned no underwriting commissions from the sale of Fund shares during the period ended March 31, 2001.

2. MANAGEMENT AGREEMENT
Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, manages the Fund's portfolio and is a majority owned indirect subsidiary of UniCredito Italiano. PIM receives a basic fee that is calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $1 billion and 0.65% on assets over $1 billion.

PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.75% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At March 31, 2001, $2,403 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. There were no transfer agent fees payable to PIMSS at March 31, 2001.

4. DISTRIBUTION PLAN
The Fund adopted a plan of distribution for Class A shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Included in due to affiliates is $90 in distribution fees payable to PFD at March 31, 2001.

5. EXPENSE OFFSETS
The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the period ended March 31, 2001, the Fund's expenses were reduced by $38,781 under such arrangements.